Fidelity® Institutional Money Market Funds

Tax-Exempt Portfolio

Class/Ticker

I/FTCXX

Summary Prospectus

May 30, 2015

As Revised March 31, 2016

Fund Summary

Fund/Class:
Tax-Exempt Portfolio/I

Investment Objective

The fund seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses	0.22%
Fee waiver and/or expense reimbursementA	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 18
3 years	$ 66
5 years	$ 119
10 years	$ 276

Summary Prospectus

Principal Investment Strategies

  Effective June 30, 2016, normally investing in municipal money market securities. Prior to that date, normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by Fidelity Management & Research Company (FMR).
  Prior to June 30, 2016, normally not investing in any rated security that is rated in the second highest short-term rating category by Standard & Poor's (S&P) or Moody's Investors Service (Moody's) (beginning June 30, 2016, this investment Strategy is no longer in effect).
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Summary Prospectus

Fund Summary - continued

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com or www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014
	2.29%	3.31%	3.53%	2.05%	0.25%	0.08%	0.03%	0.01%	0.02%	0.03%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.90%	June 30, 2007
Lowest Quarter Return	0.00%	March 31, 2014
Year-to-Date Return	0.00%	March 31, 2015

Average Annual Returns

For the periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class I	0.03%	0.03%	1.15%

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Summary Prospectus

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com or www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Class I has a minimum initial investment of $1 million, which may be waived if your aggregate balance in the Fidelity® Institutional Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Summary Prospectus

Fund Summary - continued

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926979.109 ITC-I-SUM-0515-04

Fidelity® Institutional Money Market Funds

Tax-Exempt Portfolio

Class/Ticker

II/FEXXX

Summary Prospectus

May 30, 2015

As Revised March 31, 2016

Fund Summary

Fund/Class:
Tax-Exempt Portfolio/II

Investment Objective

The fund seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.08%
Total annual operating expenses	0.37%
Fee waiver and/or expense reimbursementA	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.33%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class II of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.33%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Summary Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 34
3 years	$ 114
5 years	$ 203
10 years	$ 463

Principal Investment Strategies

  Effective June 30, 2016, normally investing in municipal money market securities. Prior to that date, normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by Fidelity Management & Research Company (FMR).
  Prior to June 30, 2016, normally not investing in any rated security that is rated in the second highest short-term rating category by Standard & Poor's (S&P) or Moody's Investors Service (Moody's) (beginning June 30, 2016, this investment strategy is no longer in effect).
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.

Summary Prospectus

Fund Summary - continued

  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014
	2.14%	3.16%	3.38%	1.90%	0.12%	0.01%	0.01%	0.01%	0.02%	0.03%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.86%	June 30, 2007
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March 31, 2015

Summary Prospectus

Average Annual Returns

For the periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class II	0.03%	0.02%	1.07%

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Summary Prospectus

Fund Summary - continued

Class II has a minimum initial investment of $1 million, which may be waived if your aggregate balance in the Fidelity® Institutional Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926980.109 ITC-II-SUM-0515-04

Fidelity® Institutional Money Market Funds

Tax-Exempt Portfolio

Class/Ticker

III/FETXX

Summary Prospectus

May 30, 2015

As Revised March 31, 2016

Fund Summary

Fund/Class:
Tax-Exempt Portfolio/III

Investment Objective

The fund seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual operating expenses	0.47%
Fee waiver and/or expense reimbursementA	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.43%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.43%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 44
3 years	$ 146
5 years	$ 258
10 years	$ 587

Summary Prospectus

Principal Investment Strategies

  Effective June 30, 2016, normally investing in municipal money market securities. Prior to that date, normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by Fidelity Management & Research Company (FMR).
  Prior to June 30, 2016, normally not investing in any rated security that is rated in the second highest short-term rating category by Standard & Poor's (S&P) or Moody's Investors Service (Moody's) (beginning June 30, 2016, this investment strategy is no longer in effect).
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Summary Prospectus

Fund Summary - continued

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014
	2.04%	3.05%	3.28%	1.80%	0.07%	0.01%	0.01%	0.01%	0.02%	0.03%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.84%	June 30, 2007
Lowest Quarter Return	0.00%	March 31, 2014
Year-to-Date Return	0.00%	March 31, 2015

Average Annual Returns

For the periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class III	0.03%	0.02%	1.02%

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

Summary Prospectus

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Class III has a minimum initial investment of $1 million, which may be waived if your aggregate balance in the Fidelity® Institutional Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926981.109 ITC-III-SUM-0515-04

Fidelity® Institutional Money Market Funds

Tax-Exempt Portfolio

Class/Ticker

Select/FSXXX

Summary Prospectus

May 30, 2015

As Revised March 31, 2016

Fund Summary

Fund/Class:
Tax-Exempt Portfolio/Select

Investment Objective

The fund seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.05%
Other expenses	0.08%
Total annual operating expenses	0.27%
Fee waiver and/or expense reimbursementA	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.23%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Select Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.23%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 24
3 years	$ 82
5 years	$ 147
10 years	$ 339

Summary Prospectus

Principal Investment Strategies

  Effective June 30, 2016, normally investing in municipal money market securities. Prior to that date, normally investing in municipal money market securities rated in the highest category by at least one nationally recognized rating service or in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest category by Fidelity Management & Research Company (FMR).
  Prior to June 30, 2016, normally not investing in any rated security that is rated in the second highest short-term rating category by Standard & Poor's (S&P) or Moody's Investors Service (Moody's) (beginning June 30, 2016, this investment strategy is no longer in effect).
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Summary Prospectus

Fund Summary - continued

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014
	2.24%	3.26%	3.48%	2.00%	0.20%	0.05%	0.02%	0.01%	0.02%	0.03%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.89%	June 30, 2007
Lowest Quarter Return	0.00%	March 31, 2014
Year-to-Date Return	0.00%	March 31, 2015

Average Annual Returns

For the periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Select Class	0.03%	0.03%	1.12%

Investment Adviser

FMR (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

Summary Prospectus

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

You may buy or sell shares through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Select Class has a minimum initial investment of $1 million, which may be waived if your aggregate balance in the Fidelity® Institutional Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2016 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926982.109 ITC-SC-SUM-0515-04